Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating activities
Net income (loss)	$ 419,951	$ (1,014,747)	$ (2,356,488)
Adjustments for non-cash items in net income (loss)
Amortization of property and equipment	750,916	180,015	250,836
Amortization of property and equipment include in costs of inventory sold	1,102,688	733,655	518,999
Amortization of intangible assets		4,997	26,600
Unrealized gain on changes in fair value of biological assets	(3,278,572)	(1,824,226)	(1,515,492)
Changes in fair value of inventory sold	3,685,338	950,461	1,482,725
Share-based compensation	21,264	170,136	239,067
Stock option expense	96,649	243,662	174,892
Accretion expense	491,781	949,811	568,969
Gain on liability settlement			(23,939)
Gain on debt settled	(455,674)
Loss on disposal of property and equipment	6,250	7,542	9,978
Gain on sale of subsidiary			(1,574)
Loss from debt restructuring			765,707
Unrealized gain on marketable securities	333,777	35,902	263,483
Gain on derecognition of derivative liability			(244,572)
Change in fair value of derivative liability		1,258,996	(221,820)
Loss on acquisition of non-controlling interest paid in shares		189,816
Effects of foreign exchange	918	7,233	(134,117)
Noncash Items In Net Loss	3,175,286	1,893,253	(196,746)
Changes in non-cash working capital (Note 18)	(1,171,111)	(2,131,714)	(96,064)
Net cash provided by (used in) operating activities	2,004,175	(238,461)	(292,810)
Investing activities
Purchase of property and equipment and intangible assets	(1,111,283)	(2,047,136)	(557,758)
Net cash acquired (Note 8)		76,128
Payment of acquisition payable	(2,000)	(6,000)
Other investment		(750,000)	(175,000)
Receipt from sale of subsidiary			83,966
Net cash used in investing activities	(1,113,283)	(2,727,008)	(648,792)
Financing activities
Third party investment in subsidiary		475,000
Proceeds from long-term debt	100,000	1,125,000	615,000
Proceeds from private placement	1,300,000	1,225,000	1,067,745
Proceeds from brokered private placement		3,738,564
Payment of equity and debenture issuance costs		(500,870)
Repayment of long-term debt	(732,803)	(507,715)	(226,126)
Repayment of convertible debentures		(1,312,722)
Payments of lease principal	(1,089,738)	(380,543)	(372,154)
Net cash provided by (used in) financing activities	(422,541)	3,861,714	1,084,464
Change in cash	468,351	896,245	142,862
Cash balance, beginning	1,114,033	217,788	74,926
Cash balance, ending	$ 1,582,384	$ 1,114,033	$ 217,788